Short-Term and Long-Term Debts - Summary of Short-Term Debts (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Short-term Debt [Line Items]
Short-term borrowings	¥ 349,299,134	¥ 579,776,131	$ 50,643,614
Minimum [Member]
Short-term Debt [Line Items]
Short-term borrowings, Fixed annual rate	1.45%	3.75%	1.45%
Short-term borrowings, Term	1	1
Maximum [Member]
Short-term Debt [Line Items]
Short-term borrowings, Fixed annual rate	5.25%	6.50%	5.25%
Short-term borrowings, Term	12	12